GOODWILL - Estimates and Assumptions Used in the Calculation of Goodwill (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2017 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill impairment		R 99,100,000	R 201,300,000
WRTRP exploration and evaluation assets
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate			13.50%	14.70%	14.70%
Goodwill impairment	R 99,100,000
SA Platinum
Disclosure of reconciliation of changes in goodwill [line items]
Long-term PGM 4E basket price (R/4Eoz)			R 14,725		R 14,270
Long-term PGM 2E basket price (USD/2Eoz) | $				$ 1,015
Nominal discount rate			15.70%	14.50%	14.50%
Inflation rate			6.00%	5.30%	5.30%
SA Platinum | Mine development, infrastructure and other | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life		9 years	8 years
SA Platinum | Mine development, infrastructure and other | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life		34 years	26 years
SA Gold
Disclosure of reconciliation of changes in goodwill [line items]
Long-term gold price (R/kg)			R 570,000		R 545,000
Nominal discount rate			12.50%	12.10%	12.10%
Inflation rate			6.00%	5.30%	5.30%
SA Gold | Mine development, infrastructure and other | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life		12 years	7 years
SA Gold | Mine development, infrastructure and other | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life		22 years	20 years